Summary Prospectus October 1, 2010
PNC International Equity Fund Class A – PMIEX Class C – PIUCX

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, Statement of Additional Information and other information about the Fund online at www.pncfunds.com/Forms_Literature/Prospectuses/default.fs. You may also obtain this information at no additional cost by calling 1-800-622-FUND (3863) or by sending an e-mail request to pncfundfulfillment@pnc.com. The Fund’s Prospectus and Statement of Additional Information, both dated October 1, 2010, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation.

FUND FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Fund shares. You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least $25,000 in PNC Funds. More information about these and other discounts is available from your financial intermediary and in the “Sales Charges” section of the Fund’s prospectus on page 61 and in the “Additional Purchase and Redemption Information” section on page 44 of the Fund’s statement of additional information.

Shareholder Fees
(fees paid directly from your investment)
		Class A			Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%			None

Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)[1]		1.00%			1.00%

Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)[4]		None			None

Redemption Fee (as a percentage of amount redeemed, if applicable)		None			None

Exchange Fee		None			None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		1.00%			1.00%

Distribution (12b-1) Fees		0.05%	[2]		0.75%

Other Expenses		0.46%			0.46%

Shareholder Servicing Fees	0.25%			0.25%

Other	0.21%			0.21%

Acquired Fund Fees and Expenses[3]		0.01%			0.01%

Total Annual Fund Operating Expenses[4]		1.52%			2.22%

[1]	A sales charge is not charged on purchases of Class A shares in the amount of $1,000,000 or more. However, a contingent deferred sales charge of 1.00% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months. In addition, a contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares prior to 18 months from the date of purchase.

[2]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund’s distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through September 30, 2011, at which time the Board will determine whether to renew, review or discontinue it.

[3]	“Acquired Fund” means any investment company in which the Fund invests or has invested during the period. The “Total Annual Fund Operating Expenses” will not correlate to the Fund’s ratio of expenses to average net assets in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include “Acquired Fund Fees and Expenses.”

[4]	Total Annual Fund Operating Expenses have been adjusted as necessary from amounts incurred during the most recent fiscal year to reflect current fees and expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A or Class C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same, except that the contractual limitation on Distribution (12b-1) Fees for Class A Shares is reflected only in the one year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$696	$1,018	$1,358	$2,315

Class C Shares	$325	$694	$1,190	$2,554

For Class C Shares, you would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class C Shares	$225	$694	$1,190	$2,554

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 74% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in common stocks of foreign issuers. The Fund invests in equity securities that are tied economically to a number of countries throughout the world. The Fund will limit

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investments in securities of issuers in countries with developing markets (non-Morgan Stanley Capital International Europe, Australasia, Far East (“MSCI EAFE Index”)) or economies to no more than 25% of the Fund’s total assets, and will not invest more than 10% of its total assets in any single such country. More than 25% of the Fund’s assets may be invested in the equity securities of issuers located in the same country.

Under normal circumstances, at least 80% of the Fund’s net assets plus any borrowings for investment purposes will be invested in foreign equity securities. The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy. The Fund may invest in all capitalization size common stocks.

The Adviser (as defined below) has delegated to Polaris Capital Management, LLC (“Polaris” or the “Sub-Adviser”) and GE Asset Management Incorporated (“GEAM” or the “Sub-Adviser”) the responsibility for providing portfolio management services to a portion of the Fund’s assets. The Adviser has allocated the Fund’s assets among a growth strategy (“International Growth Component”), value strategy (“International Value Component”) and a core strategy (“International Core Component”). The Adviser manages the International Growth Component. Polaris and GEAM furnish investment advisory services to the International Value Component and International Core Component, respectively. The Adviser monitors the performance of Polaris and GEAM and, at any point, the Adviser could change the allocation of the Fund’s assets between itself, Polaris and GEAM on a basis determined by the Adviser to be in the best interest of shareholders. This means that the portion of the assets managed by the Adviser could be significantly larger than that managed by Polaris and GEAM or vice versa and that the difference between such proportions could change from time to time. The Fund also utilizes an active trading approach.

The Fund’s investments in equity securities may include common stocks, American Depositary Receipts or other U.S. listings of foreign common stocks, and exchange traded funds, closed-end funds or stock index futures whose underlying value is derived from common stocks in foreign markets.

The Fund may use exchange traded funds, closed-end funds and derivative instruments, combined with investments in money market securities and forward currency agreements, to gain broad exposure to markets and/or a particular index in a more efficient manner. Derivative instruments include, but are not limited to, options, swaps, futures and options on futures. The extent of the Fund’s exposure to these instruments is subject to the regulation and guidance of the Securities and Exchange Commission and the instrument’s liquidity. Although the Fund may invest in derivatives of any kind, it expects to use futures contracts and options on futures contracts for the purpose of managing exposure to the securities markets or to movements in interest rates or currency values. The Fund may also use futures to gain diversified exposure to a specific country or region. The Adviser may use these instruments because they lower costs such as commission, custody and foreign withholding or stamp taxes. These instruments are not used for the purpose of introducing leverage in the Fund. The Fund may use derivatives as a substitute for taking a position in an underlying asset, to increase returns, to manage risk, or as part of a hedging strategy.

PRINCIPAL RISKS

Active Trading Risk. To the extent that the Fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders) and higher taxable distributions.

Country Risk. Investment in a particular country of 25% or more of the Fund’s total assets will make the Fund’s performance more dependent upon the political and economic circumstances of that country than a mutual fund more widely diversified among issuers in different countries.

Derivatives Risk. A small investment in derivatives could have a potentially large impact on the Fund’s performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund’s other investments. In addition, there is also the risk that a Fund may be unable to terminate or sell a derivatives position.

Emerging Market Risk. The risks of foreign investments typically are greater in emerging and less developed markets. For example, emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries.

Foreign Risk. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.

Multi-National Companies Risk. Companies making up the MSCI EAFE Index are generally issuers of larger cap securities of multi-national companies who are affected by risks worldwide. To the extent the Fund invests in securities of multi-national companies, the Fund will be subject to risks not typically associated with investing in the securities of domestic companies with no foreign exposure, including foreign currency risk.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

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PERFORMANCE INFORMATION

The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A Shares from year to year and by showing how the average annual returns of the Fund’s Class A and Class C Shares compare with those of a broad measure of market performance. The bar chart shows changes in the performance of the Fund’s Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. The returns in the table reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict the Fund’s future performance. Updated information on the Fund’s performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_229/Overview.fs or by calling 1-800-622-FUND (3863).

Calendar Year Total Returns

Best Quarter	29.76%	(6/30/09)
Worst Quarter	-23.52%	(12/31/08)

The Fund’s year-to-date total return, excluding any applicable sales charges, for Class A Shares through June 30, 2010 was -10.76%.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2009)

	1 Year	5 Years	10 Years
Class A Shares
Returns Before Taxes	35.84%	2.96%	-1.14%
Returns After Taxes on Distributions[1]	35.76%	2.91%	-1.40%
Returns After Taxes on Distributions and Sale of Fund Shares[1]	23.54%	2.62%	-1.02%

MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	31.78%	3.54%	1.17%

			Since
			Inception
	1 Year	5 Years	(1/5/00)
Class C Shares	41.92%	3.39%	-0.63%

MSCI EAFE Index (reflects no deduction for fees, expenses or taxes) (since inception date 12/31/99)	31.78%	3.54%	1.17%

[1]	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

MANAGEMENT OF THE FUND

Investment Adviser

PNC Capital Advisors, LLC (the “Adviser”) is the investment adviser to the Fund. Polaris and GEAM serve as sub-advisers to the Fund.

Portfolio Managers

	Years as
	Fund
	Portfolio
Name	Manager	Title
Adviser

Martin C. Schulz, J.D.	12	Managing Director

Polaris

Bernard R. Horn, Jr.	5	President and Chief Investment Officer

Sumanta Biswas, CFA	5	Assistant Portfolio Manager

GEAM

Ralph R. Layman, CFA	1	President and Chief Investment Officer – Public Equities

Brian Hopkinson, AIA	1	Senior Vice President

Paul Nestro, CFA	1	Senior Vice President

Jonathan L. Passmore	1	Senior Vice President

Michael J. Solecki, CFA	1	Co-Chief Investment Officer

IMPORTANT ADDITIONAL INFORMATION

Purchase and Sale of Fund Shares

You may purchase or redeem (sell) Fund shares by phone, mail, wire or online on each day that the New York Stock Exchange is open. Shares cannot be purchased by wire transactions on days when banks are closed.

By Phone, Wire or through a Systematic Plan: contact your financial intermediary or, if you hold your shares directly through the PNC Funds, you should contact the PNC Funds by phone at 1-800-622-FUND (3863).

By Mail: write to the PNC Funds c/o BNY Mellon Investment Servicing, P.O. Box 9795, Providence, Rhode Island 02940-9795.

By Internet: www.pncfunds.com.

Minimum Initial Investments:

•	In general, a Fund’s minimum initial investment is $1,000 for Class A and Class C Shares; and

•	The minimum initial investment for shares purchased through a Systematic Investment Program (“SIP”) is $50 for Class A and Class C Shares.

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Minimum Subsequent Investments:

•	There is no minimum subsequent investment amount, unless shares are purchased through a SIP; and

•	Shares purchased through a SIP have a $50 minimum subsequent investment requirement.

A Fund’s initial and subsequent investment minimums may be reduced or waived in some cases.

Tax Information

A Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains. However, this will not be the case if you are invested in a Fund through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

PNC Funds
P.O. Box 9795
Providence, RI 02940-9795

SUM-EQINTA-1010